Pension and other employee obligations	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Pension and other employee obligations
15. Pension and other employee obligations
Pension and other employee obligations consist of the following:

	As at
	March 31, 2023	March 31, 2022
Current:
Salaries and bonus	$95,893	$93,210
Pension	1,473	1,365
Withholding taxes on salary and statutory payables	10,515	11,193

Total	$107,881	$105,768

Non-current:
Pension and other obligations	$19,504	$16,238

Total	$19,504	$16,238

Employee benefit costs consist of the following:

	Year ended March 31,
	2023	2022	2021
Salaries and bonus	$690,643	$608,064	$498,431
Employee benefit plans:
Defined contribution plan	16,916	15,296	12,648
Defined benefit plan	3,518	4,339	2,839
Share-based compensation expense (Refer Note 24)	49,733	44,165	38,230

Total	$760,810	$671,864	$552,148

Employee benefit costs is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2023	2022	2021
Cost of revenue	$578,262	$503,748	$404,431
Selling and marketing expenses	51,665	46,614	43,601
General and administrative expenses	130,883	121,502	104,116

Total	$760,810	$671,864	$552,148

Defined contribution plan
The Company’s contributions to defined contribution plans are as follows:

	Year ended March 31,
	2023	2022	2021
India	$12,037	$10,758	$8,681
United States	2,261	2,110	1,770
United Kingdom	1,170	825	898
South Africa	806	801	596
Sri Lanka	405	567	512
Philippines	237	235	191

Total	$16,916	$15,296	$12,648

Defined benefit plan
The net periodic cost recognized by the Company in respect of gratuity payments under the Company’s gratuity plans covering eligible employees of the Company in India, the Philippines and Sri Lanka is as follows:

	Year ended March 31,
	2023	2022	2021
Service cost	$2,584	$3,368	$2,047
Interest on the net defined benefit liability	934	971	792

Net gratuity cost	$3,518	$4,339	$2,839

	As at
	March 2023	March 2022
Change in projected benefit obligations
Obligation at beginning of the year	$18,460	$17,220
Foreign currency translation	(1,487)	(790)
Service cost	2,584	3,368
Interest cost	1,066	1,097
Benefits paid	(3,116)	(2,374)
Business combinations	1,393	1,223
Actuarial (gain)/loss
From changes in demographic assumptions	(177)	(1,334)
From changes in financial assumptions	(650)	238
From actual experience compared to assumptions	1,376	(188)

Benefit obligation at end of the year	$19,449	$18,460

Change in plan assets
Plan assets at beginning of the year	$2,745	$1,314
Foreign currency translation	(226)	(51)
Expected return on plan assets	132	126
Actual contributions	2,640	2,415
Benefits paid	(2,954)	(2,260)
Business combinations	388	1,191
Actuarial gain	2	10

Plan assets at end of the year	$2,727	$2,745

Accrued pension liability
Current	$1,473	$1,365
Non-current	15,249	14,350

Net amount recognized	$16,722	$15,715

Present value of funded defined benefit obligation	$17,888	$18,035
Fair value of plan assets	(2,727)	(2,745)

	15,161	15,290

Present value of unfunded defined benefit obligation	$1,561	$425

Weighted average duration of defined benefit obligation (both funded and unfunded)	5.4 years	5.1 years
Net amount recognized relating to the Company’s India plan, the Philippines plan and Sri Lanka plan was $16,367, $67 and $288 as at March 31, 2023 and was $15,336, $64 and $315 as at March 31, 2022, respectively.

The assumptions used in accounting for the gratuity plans are as follows:

	Year ended March 31,
	2023	2022	2021
Discount rate:
India	7.4%	6.2% to 6.6%	6.4%
Philippines	5.9%	1.7%	3.1%
Sri Lanka	32.4%	16.4%	8.1%
Rate of increase in compensation level	7.0% to 14.0%	8.0% to 10.0%	7.0% to 8.0%
Expected rate of return on plan assets	7.4%	6.5% to 6.6%	6.4%
The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.
As at March 31, 2023, for each of the Company’s defined benefit plans, the sensitivity of the defined benefit obligation to a change in each significant actuarial assumption is as follows:

	India	Philippines	Sri Lanka
Discount rate:
Increase in discount rate by 1%	(4.4)%	(0.9)%	(1.6)%
Decrease in discount rate by 1%	4.8%	1.0%	1.7%
Rate of increase in compensation level:
Increase in salary escalation rate by 1%	3.4%	0.5%	1.5%
Decrease in salary escalation rate by 1%	(3.3)%	(0.5)%	(1.4)%
Each sensitivity amount is calculated assuming that all other assumptions are held constant. The Company is not able to predict the extent of likely future changes in these assumptions, but based on past experience, the discount rate for each plan could change by up to 1% within a
12-month
period.
Plan assets are generally exposed to risk including market, interest and operating risk. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with regulatory guidelines. The Company’s funding policy is to contribute to the plan amounts necessary on an actuarial basis to, at a minimum, satisfy the minimum funding requirements. Additional discretionary contributions above the minimum funding requirement can be made and are generally based on adjustment for any over or under funding.
As at March 31, 2023, $1,442 and $1,285 ($1,162 and $1,583 as at March 31, 2022) of the plan assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in unquoted government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 76% and 24% are invested in unquoted government securities and money market instruments, respectively.
The expected benefits are based on the same assumptions used to measure the Company’s defined benefit obligations as at March 31, 2023. The Company expects to contribute $3,800 to defined benefit plan for the year ending March 31, 2024. The maturity analysis of the Company’s defined benefit payments is as follows:

Amount
2024	$3,800
2025	3,579
2026	3,454
2027	3,587
2028	3,892
Thereafter	18,640

$36,952